Note 16 - Regulatory Restrictions (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reserves Required by Federal Reserve Bank	$ 0	$ 16,500
Percent of Common Stock	10.00%
Amount Available for Payment of Dividends	$ 16,500